Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	1-31785
Entity Registrant Name	Mexco Energy Corporation
Entity Central Index Key	0000066418
Entity Tax Identification Number	84-0627918
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	415 W. Wall Street
Entity Address, Address Line Two	Suite 475
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	682-1119
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	MXC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false